LEASES - Maturities of lease liabilities (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Schedule, by years, of maturities of lease liabilities
2022	¥ 3,820,677			$ 591,633
2023	3,002,494			464,937
2024	1,953,178			302,449
Total lease payments	8,776,349			1,359,019
Less: imputed interest	(459,947)			(71,223)
Less: prepayments	(1,297,469)			(200,913)
Total operating lease liabilities	7,018,933	$ 1,086,883	¥ 2,539,064	1,086,883
Less: operating lease liabilities - current	(2,226,832)	(344,825)	(1,328,976)	(344,825)
Operating lease liabilities - non-current	¥ 4,792,101	$ 742,058	¥ 1,210,088	$ 742,058